Trade and other receivables, net - Movements in Allowance for Trade Receivables (Details) - Trade and other receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	$ 4,266	$ 3,023	$ 3,965
Charge of the year	1,874	3,570	2,022
Unused amounts reversed	(1,371)	(661)	(970)
Used during the year	(173)	(100)	(1,456)
Exchange differences	(1,708)	(1,566)	(538)
Ending balance	$ 2,888	$ 4,266	$ 3,023